Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 08, 2011
Registrant Name	dei_EntityRegistrantName	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	dei_EntityCentralIndexKey	0000804239
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 08, 2011
Prospectus Date	rr_ProspectusDate	Jan. 31, 2011